Leases	12 Months Ended
May 25, 2014
Leases [Abstract]
Leases
LEASES
An analysis of rent expense incurred related to restaurants in continuing operations is as follows:

(in millions)	Fiscal Year
	2014	2013	2012
Restaurant minimum rent	$146.4	$125.8	$100.6
Restaurant rent averaging expense	26.9	24.2	16.7
Restaurant percentage rent	6.6	6.0	4.9
Other	5.5	5.6	4.1
Total rent expense	$185.4	$161.6	$126.3

Total rent expense included in discontinued operations was $36.2 million, $34.6 million and $33.7 million for fiscal 2014, 2013 and 2012, respectively. These amounts include restaurant minimum rent of $33.0 million, $31.8 million and $30.3 million for fiscal 2014, 2013 and 2012, respectively.

The annual future lease commitments under capital lease obligations and noncancelable operating leases, including those related to restaurants reported as discontinued operations, for each of the five fiscal years subsequent to May 25, 2014 and thereafter is as follows:

(in millions)
Fiscal Year	Capital	Operating
2015	$5.6	$204.7
2016	5.7	192.9
2017	5.8	175.1
2018	6.0	155.4
2019	6.0	130.5
Thereafter	56.6	375.2
Total future lease commitments	$85.7	$1,233.8
Less imputed interest (at 6.5%)	(31.4)
Present value of future lease commitments	$54.3
Less current maturities	(2.3)
Obligations under capital leases, net of current maturities	$52.0